General information and significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of accounting
Basis of accounting
The consolidated financial statements incorporate the financial statements of Scorpio Tankers Inc. and its subsidiaries. The consolidated financial statements have been presented in United States dollars, or USD or $, which is the functional currency of Scorpio Tankers Inc. and all its subsidiaries, and have been authorized for issue by the Board of Directors on March 23, 2023. The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Board.
All inter-company transactions, balances, income and expenses were eliminated on consolidation.

Going concern
Going concern
The financial statements have been prepared in accordance with the going concern basis of accounting as described further in the “Liquidity risk” section of Note 22.
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows. Liquidity risks can manifest themselves when economic conditions deteriorate or when we have significant maturities of our financial instruments.
Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including, but not limited to, debt service and lease financing obligations) for a period of at least twelve months from the date of approval of these consolidated financial statements. Accordingly, we continue to adopt the going concern basis in preparing our financial statements.
We recorded all time high revenue and net income during the year ended December 31, 2022 as a result of favorable market conditions that began in March 2022 and which continue through the date of the issuance of these financial statements. The cash flows generated from operations have been, and continue to be, utilized to repay our outstanding debt and lease obligations.
During 2023, and in addition to our regularly scheduled debt and lease repayments, we also committed to the following:
•The exercise of the purchase options on two MR product tankers (STI Brooklyn and STI Ville) and two LR2 product tankers (STI Rose and STI Rambla) under our AVIC Lease Financing. These purchases closed in January 2023 resulting in a reduction of the related lease liability of $77.8 million.
•The exercise of the purchase options on three LR2 product tankers (STI Sanctity, STI Steadfast and STI Supreme) that are financed under our Ocean Yield sale and leaseback arrangement. The purchase of STI Sanctity closed in March 2023 for $27.8 million and the remaining purchases are expected to occur in the second and third quarters of 2023 and result in an aggregate reduction of the related lease liability of $55.6 million.
•The exercise of the purchase options on STI Grace and STI Jermyn which are financed under the 2021 CSSC Lease Financing. These purchases are expected to occur in May 2023 and the aggregate outstanding indebtedness on these vessels is expected to be $46.9 million at the date of purchase.
•The exercise of the purchase options on STI Lavender, STI Magnetic, STI Marshall and STI Miracle which are financed under the IFRS 16 - Leases - $670.0 Million lease financing. These purchases are expected to occur in May 2023 and the aggregate outstanding indebtedness on these vessels is expected to be $102.9 million at the date of purchase.
We do not have any other debt or leasing financing arrangements that are scheduled to mature or expire within twelve months from the date of these financial statements.
While we believe our current financial position is adequate to address these cash outflows, a deterioration in economic conditions could cause us to breach the covenants under our financing arrangements and could have a material adverse effect on our business, results of operations, cash flows and financial condition. These circumstances could cause us to seek covenant waivers from our lenders and to pursue other means to raise liquidity, such as through the sale of vessels or in the capital markets, to meet our obligations.

Revenue recognition
Revenue recognition
Revenue earned by our vessels is comprised of pool revenue, time charter revenue and voyage revenue.
(1)Pool revenue for each vessel is determined in accordance with the profit sharing terms specified within each pool agreement. In particular, the pool manager aggregates the revenues and expenses of all of the pool participants and distributes the net earnings to participants based on:
•the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, fuel consumption, and construction characteristics); and
•the number of days the vessel participated in the pool in the period.
(2)Time charter agreements are when our vessels are chartered to customers for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, or current market rates.
(3)Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage for a specified charter rate.
Of these revenue streams, revenue generated in the spot market from voyage charter agreements is within the scope of IFRS 15 - Revenue from Contracts with Customers, which was issued by the International Accounting Standards Board on May 28, 2014 and applied to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2018. IFRS 15 amended the existing accounting standards for revenue recognition and is based on principles that govern the recognition of revenue at an amount an entity expects to be entitled when products or services are transferred to customers.
Revenue generated from pools and time charters is accounted for as revenue earned under operating leases and is therefore within the scope of IFRS 16 - Leases. IFRS 16, Leases, was issued by the International Accounting Standards Board on January 13, 2016 and applied to an entity's first annual IFRS financial statements for a period beginning on or after January 1, 2019. IFRS 16 amended the definition of what constitutes a lease to be a contract that conveys the right to control the use of an identified asset if the lessee has both (i) the right to obtain substantially all of the economic benefits from the use of the identified asset, and (ii) the right to direct the use of the identified asset throughout the period of use. We have determined that our existing pool and time charter-out arrangements meet the definition of leases under IFRS 16, with the Company as lessor, on the basis that the pool or charterer manages the vessels in order to enter into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements. Furthermore, the pool or charterer can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use.
Moreover, under IFRS 16, we are also required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. These components are accounted for as follows:
•All fixed lease revenue earned under these time charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component is accounted for as services revenue under IFRS 15 - Revenue from Contracts with Customers. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
The accounting for our different revenue streams pursuant to the above accounting standards is therefore summarized as follows:
Pool revenue
We recognize pool revenue based on quarterly reports from the pools which identifies the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel.
Spot market revenue
For vessels operating in the spot market, we recognize revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge.
Time charter revenue
Time charter revenue is recognized as services are performed based on the daily rates specified in the time charter contract.

Voyage expenses and vessel operating costs
Voyage expenses
Voyage expenses primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters for vessels trading in the spot market. Under IFRS 15, voyage costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter commencing on the date that the cargo is loaded and concluding on the date of discharge. Voyage costs are only deferred if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter, and (iii) are expected to be recovered.
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lubricating oil consumption, communication expenses, and technical management fees, are expensed as incurred for vessels that are owned, lease financed or bareboat chartered-in.
Earnings / (Loss) per share
Earnings / (Loss) per share
Basic earnings / (loss) per share is calculated by dividing net income / (loss) attributable to equity holders of the parent by the weighted average number of common shares outstanding. Diluted earnings / (loss) per share is calculated by adjusting the net income / (loss) attributable to equity holders of the parent and the weighted average number of common shares used for calculating basic income / (loss) per share for the effects of all potentially dilutive shares (including restricted stock awards). Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.
In the years ended December 31, 2022, 2021 and 2020, there were potentially dilutive items as a result of our (i) 2013 Equity Incentive Plan (as defined in Note 14), (ii) our Convertible Notes due 2022, and (iii) our Convertible Notes due 2025 (both of which are described in Note 12).
We applied the if-converted method when determining diluted earnings / (loss) per share. This requires the assumption that all potential ordinary shares with respect to our Convertible Notes due 2022 and Convertible Notes due 2025 have been converted into ordinary shares at the beginning of the period or, if not in existence at the beginning of the period, the date of the issue of the financial instrument or the granting of the rights by which they are granted. Under this method, once potential ordinary shares are converted into ordinary shares during the period, the dividends, interest and other expense associated with those potential ordinary shares will no longer be incurred. The effect of conversion, therefore, is to increase income (or reduce losses) attributable to ordinary equity holders as well as the number of shares in issue. Conversion will not be assumed for purposes of computing diluted earnings per share if the effect would be anti-dilutive.
The impact of potentially dilutive items on the calculations of earnings / (loss) per share are set forth in Note 21
Leases
Leases
In a time or bareboat charter-in arrangement, we pay to lease a vessel for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, profit sharing or current market rates.  In a time charter-in arrangement, the vessel’s owner is responsible for crewing and other vessel operating costs, whereas these costs are the responsibility of the charterer in a bareboat charter-in arrangement.
IFRS 16 - Leases amended the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet as right-of-use assets and corresponding lease liabilities, unless the term of the lease is 12 months or less. As of December 31, 2022, we had 21 bareboat chartered-in vessels which are being accounted for under IFRS 16, Leases as right of use assets and related lease liabilities. Under IFRS 16, there is no charterhire expense for these vessels as the right of use assets are depreciated on a straight-line basis (through depreciation expense) over the lease term, and the lease liability is amortized over that same period (with a portion of each payment allocated to principal and a portion allocated to interest expense).
Lease Financing During the years ended December 31, 2022, 2021, and 2020, we entered into sale and leaseback transactions in which certain of our vessels were sold to a third party and then leased back to us under bareboat chartered-in arrangements. In these transactions, the criteria necessary to recognize a sale of these vessels were not met under IFRS 15. Accordingly, these transactions have been accounted for as financing arrangements, with the liability under each arrangement recorded at amortized cost using the effective interest method and the corresponding vessels recorded at cost, less accumulated depreciation, on our consolidated balance sheet. All of these arrangements are further described in Note 12.
Foreign currencies
Foreign currencies
The individual financial statements of Scorpio Tankers Inc. and each of its subsidiaries are presented in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.
In preparing the financial statements of Scorpio Tankers Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are translated into the functional currency at rates ruling at that date. All resultant exchange differences have been recognized in the consolidated statements of income or loss. The amounts charged to the consolidated statements of income or loss during the years ended December 31, 2022, 2021 and 2020 were not significant.

Segment reporting
Segment reporting
During the years ended December 31, 2022, 2021 and 2020, we owned, lease financed, or chartered-in vessels spanning four different vessel classes, Handymax, MR, LR1 and LR2, all of which earned revenues in the seaborne transportation of refined petroleum products in the international shipping markets. Each vessel within these segments also exhibits similar long-term financial performance and similar economic characteristics to the other vessels within the respective vessel class, thereby meeting the aggregation criteria pursuant to IFRS 8 - Operating Segments. We have therefore chosen to present our segment information by vessel class using the aggregated information from the individual vessels.
Segment results are evaluated based on reported net income or loss from each segment. The accounting policies applied to the reportable segments are the same as those used in the preparation of our consolidated financial statements.
It is not practical to report revenue or non-current assets on a geographical basis due to the global nature of the shipping market.

Vessels and drydock
Vessels and drydock
Our fleet is measured at cost, which includes the cost of work undertaken to enhance the capabilities of the vessels, less accumulated depreciation and impairment losses.
Depreciation is calculated on a straight-line basis to the estimated residual value over the anticipated useful life of the vessel from the date of delivery. We estimate the useful lives of our vessels to be 25 years. Vessels under construction are not depreciated until such time as they are ready for use. The residual value is estimated as the lightweight tonnage of each vessel multiplied by a scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four-year average scrap market rates available at the balance sheet date with changes accounted for in the period of change and in future periods.
The vessels are required to undergo planned drydocks for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. In deferred drydocking, we only include direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.
For an acquired or newly built vessel, a notional drydock component is allocated from the vessel’s cost. The notional drydock cost is estimated by us, based on the expected costs related to the next drydock, which is based on experience and past history of similar vessels, and carried separately from the cost of the vessel. Subsequent drydocks are recorded at actual cost incurred. The drydock component is depreciated on a straight-line basis to the next estimated drydock. The estimated amortization period for a drydock is based on the estimated period between drydocks. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed.
During the years ended December 31, 2022, 2021, and 2020, we made investments in exhaust gas cleaning systems, or scrubbers, and ballast water treatment systems, or BWTS. The costs of these systems is primarily being depreciated over the estimated remaining useful life of each vessel, which is our estimate of the useful life of this equipment based on experience with such systems. Additionally, for a newly installed scrubber, a notional component is allocated from the scrubber's cost. The notional scrubber cost is estimated by us, based on the expected related costs that we will incur for this equipment at the next scheduled drydock date and relates to the replacement of certain components and maintenance of other components. This notional scrubber cost is carried separately from the cost of the scrubber. Subsequent costs will be recorded at actual cost incurred. The notional component of the scrubber is depreciated on a straight-line basis to the next estimated drydock date.
Impairment of goodwill
Impairment of goodwill
Goodwill arising from our 2017 acquisition of Navig8 Product Tankers Inc. was allocated to the cash generating units within each of the respective reportable segments that were expected to benefit from the synergies of the merger (LR2s and LR1s). Goodwill is not amortized and is tested annually (or more frequently, if impairment indicators arise) by comparing the aggregate carrying amount of the cash generating units within the reportable segment, plus the allocated goodwill, to their recoverable amounts.
If there are impairment triggering events, the recoverable amount of goodwill is measured by the value in use of the cash generating units within the reportable segment. In assessing value in use, the estimated future cash flows of the reportable segment are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the reportable segment for which the estimates of future cash flows have not been adjusted.
If the recoverable amount is determined to be less than the aggregate carrying amount of the assets in each respective operating segment, plus goodwill, then goodwill is reduced to the lower of the recoverable amount or zero. An impairment loss is recognized as an expense immediately. The goodwill that was previously allocated to the LR1 segment of $2.6 million was written off at December 31, 2020
Impairment of vessels and drydock, vessels under construction and right of use assets for vessels
Impairment of vessels and drydock, vessels under construction and right of use assets for vessels
At each balance sheet date, we review the carrying amount of our vessels and drydock, vessels under construction (if applicable), and right of use assets for vessels to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the vessels and drydock, vessels under construction and right of use assets for vessels is estimated in order to determine the extent of the impairment loss (if any). We treat each vessel and the related drydock as a cash generating unit.
Recoverable amount is the higher of the fair value less cost to sell (determined by taking into consideration two valuations from independent ship brokers) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. Where appropriate, our value in use calculations also incorporate probability weighted assessments of different scenarios (such as potential vessel sales).
If the recoverable amount of the cash generating unit is estimated to be less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately. At December 31, 2020, we recorded an impairment charge of $14.2 million as the recoverable amounts of 13 of the MRs in our fleet were less than their carrying amounts.
Where an impairment loss subsequently reverses, the carrying amount of the cash generating unit is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the cash generating unit in the prior years. A reversal of impairment is recognized as income immediately. As described in Note 7, we reversed the previously recorded impairment in the aggregate amount of $12.7 million as the recoverable amount of the previously impaired 13 MRs in our fleet were greater than their carrying values. This reversal was recorded as income for the year ended December 31, 2022.
Inventories	InventoriesInventories consist of bunkers, lubricating oils and other items including stock provisions, and are stated at the lower of cost and net realizable value. Cost is determined using the first in first out method. Stores and spares are charged to vessel operating costs when purchased. Bunker consumption is recorded to voyage expenses (except when off-hire, where it is recorded as a vessel operating cost) and lubricating oil consumption is recorded to vessel operating costs.
Interests in joint ventures
Interests in joint ventures
In August 2021, we acquired a minority interest in a portfolio of nine product tankers, consisting of five dual-fuel MR methanol tankers (built between 2016 and 2021) which, in addition to traditional petroleum products, are designed to both carry methanol as a cargo and to consume it as a fuel, along with four ice class 1A LR1 product tankers. As part of this agreement, we acquired a 50% interest in a joint venture that ultimately has a minority interest in the entities that own the vessels for final consideration of $6.7 million. On November 1, 2022, we contributed an additional $1.75 million to the joint venture.
A joint venture is an arrangement where we have joint control and have rights to the net assets of the arrangement, rather than rights to the joint venture's assets and obligations for its liabilities. We account for our interest in this joint venture using the equity method pursuant to IFRS 11 - Joint arrangements. Under this guidance, the investment is initially measured at cost, and the carrying amount of the investment is adjusted in subsequent periods based on our share of profits or losses from the joint venture (adjusted for any fair value adjustments made upon initial recognition). Any distributions received from the joint venture reduce the carrying amount.
Borrowing costs
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time (for example, the time period necessary to construct a vessel) to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
All other borrowing costs are recognized in the consolidated statement of income or loss in the period in which they are incurred.

Financial instruments
Financial instruments
IFRS 9, Financial instruments, sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. Financial assets and financial liabilities are recognized in our balance sheet when we become a party to the contractual provisions of the instrument.

Financial assets
Financial assets
All financial assets are recognized and derecognized on a trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery within the timeframe established by the market concerned, and are initially measured at fair value, plus transaction costs, except for those financial assets classified as at fair value through profit or loss, which are initially measured at fair value.
Financial assets are classified into the following specified categories: financial assets "at fair value through profit or loss", or FVTPL, "at fair value through other comprehensive income" or at amortized cost on the basis of the Company’s business model for managing financial assets and the contractual cash flow characteristics of the financial asset.
Income is recognized on an effective interest basis for debt instruments other than those financial assets classified as at FVTPL.
Financial assets at amortized cost
Financial assets are measured at amortized cost if both of the following conditions are met:
•the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at fair value through other comprehensive income
Financial assets are measured at fair value through other comprehensive income if both of the following conditions are met:
•the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at FVTPL
    Financial assets are classified as at FVTPL where the financial asset is held for trading.
A financial asset is classified as held for trading if:
•it has been acquired principally for the purpose of selling in the near future; or
•it is a part of an identified portfolio of financial instruments that we manage together and has a recent actual pattern of short-term profit-taking; or
•it is a derivative that is not designated and effective as a hedging instrument.
Financial assets at FVTPL are stated at fair value, with any resultant gain or loss recognized in the statement of income or loss. The net gain or loss recognized in income or loss incorporates any dividend or interest earned on the financial asset. Fair value is determined in the manner described in Note 22.

Accounts receivable
Accounts receivable
Amounts due from the Scorpio Pools and other receivables that have fixed or determinable payments and are not quoted in an active market are classified as accounts receivable. Accounts receivable without a significant financing component are initially measured at their transaction price and subsequently measured at amortized cost, less any impairment (as discussed below). Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.

Impairment of financial assets
Impairment of financial assets
IFRS 9 introduced the expected credit loss ("ECL") model to determine and recognize impairments. ECLs are a probability-weighted estimate of credit losses and are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that we expect to receive). ECLs are discounted at the effective interest rate of the financial asset. Under IFRS 9, credit losses are recognized earlier than under the previous accounting guidance, IAS 39.
Under the general model to ECLs under IFRS 9, loss allowances are measured in two different ways:
•12-month ECLs: 12-month ECLs are the expected credit losses that may result from default events on a financial instrument that are possible within the 12 months after the reporting date. 12-month ECLs are utilized when a financial asset has a low credit risk at the reporting date or has not had a significant increase in credit risk since initial recognition.
•Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument. Lifetime ECLs are determined when an impaired financial asset has been purchased or originated or when there has been a significant increase in credit risk since initial recognition
IFRS 9 also permits operational simplifications for trade receivables, contract assets and lease receivables because they are often held by entities that do not have sophisticated credit risk management systems (i.e. the ‘simplified model’). These simplifications eliminate the need to calculate 12-month ECLs and to assess when a significant increase in credit risk has occurred. Under the simplified approach:
•For trade receivables or contract assets that do not contain a significant financing component, the loss allowance is required to be measured at initial recognition and throughout the life of the receivable at an amount equal to lifetime ECL.
•For finance lease receivables, operating lease receivables, or trade receivables or contract assets that do contain a significant financing component, IFRS 9 permits an entity to choose as its accounting policy to measure the loss allowance using the general model or the simplified model (i.e. at an amount equal to lifetime expected credit losses).
We measure loss allowances for all trade and lease receivables under the simplified model using the lifetime ECL approach. When estimating ECLs, we consider reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
The application of the ECL requirements under IFRS 9 have not resulted in the recognition of an impairment charge under the new impairment model. This determination was made on the basis that (i) most of our vessels operate in the Scorpio Pools and we have never experienced a historical credit loss of amounts due from the Scorpio Pools, and (ii) for vessels operating outside of the Scorpio Pools, either on time charter or in the spot market, over 98% of the amounts due as of December 31, 2022 were collected as of the issuance of these financial statements. This determination also considers reasonable and supportable information about current conditions and forecast future economic conditions.
Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.

Restricted cash	Restricted cash We placed deposits in debt service reserve accounts under the terms and conditions set forth under our Citibank / K-Sure Credit Facility and the lease financing arrangements with Bank of Communications Financial Leasing (LR2s). The funds in these accounts have been, or are expected to be applied against the principal balance of these facilities upon their repayment or the expiration of the lease. The activity within these accounts (which is adjusted from time to time based on prevailing interest rates) is recorded as financing activities on our consolidated statements of cash flows.
Financial liabilities
Financial liabilities
Financial liabilities are classified as either financial liabilities at amortized cost or financial liabilities at FVTPL. There were no financial liabilities recorded at FVTPL during the years ended December 31, 2022 or December 31, 2021.
Financial liabilities at amortized cost
Financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs. Other financial liabilities are subsequently measured at amortized cost using the effective interest method.
Financial liabilities at FVTPL
Financial liabilities not classified at amortized cost are classified as FVTPL.
Financial liabilities at FVTPL are stated at fair value, with any resultant gain or loss recognized in the Statement of Income or Loss. The net gain or loss recognized in the statement of income or loss incorporates any interest paid on the financial liability. Fair value is determined in the manner described in Note 22.

Effective interest method	Effective interest methodThe effective interest method is a method of calculating the amortized cost of a financial asset and a financial liability. It allocates interest income and interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash flows (including all fees or points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the expected life of the financial asset and financial liability, or, where appropriate, a shorter period.
Convertible debt instruments
Convertible debt instruments
Our convertible debt outstanding (which is described in Note 12) was accounted for pursuant to IAS 32 - Financial liabilities and equity. Under IAS 32, we must separately account for the liability and equity components of convertible debt instruments in a manner that reflects the issuer’s economic interest cost. Under this methodology, the instrument is split between its liability and equity components upon initial recognition. The fair value of the liability is measured first, by estimating the fair value of a similar liability that does not have any associated equity conversion option. This becomes the liability’s carrying amount at initial recognition, which is recorded as part of Debt on the consolidated balance sheet. The equity component (the conversion feature) is assigned the residual amount after deducting the amount separately determined for the liability component from the fair value of the instrument as a whole and is recorded as part of Additional paid-in capital within stockholders’ equity on the consolidated balance sheet. Issuance costs are allocated proportionately between the liability and equity components.
The value of the equity component is treated as an original issue discount for purposes of accounting for the liability component. Accordingly, we are required to record non-cash interest expense as a result of the amortization of the discounted carrying value of the convertible notes to their face amount over the term of each instrument. IAS 32 therefore requires interest to include both the current period’s amortization of the debt discount and the instrument’s coupon interest.
Derivative financial instruments
Derivative financial instruments
Derivative financial instruments are initially recognized at fair value at the date a derivative contract is entered into and are subsequently remeasured to their fair value at each balance sheet date. A derivative with a positive fair value is recognized as a financial asset whereas a derivative with a negative fair value is recognized as a financial liability. The resulting gain or loss is recognized in income or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in income or loss depends on the nature of the hedging relationship.
A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instrument is more than 12 months, and it is not expected to be realized or settled within 12 months.
There were no derivative instruments or transactions during the years ended December 31, 2022, 2021, and 2020.
Lease financing
Leases
In a time or bareboat charter-in arrangement, we pay to lease a vessel for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, profit sharing or current market rates.  In a time charter-in arrangement, the vessel’s owner is responsible for crewing and other vessel operating costs, whereas these costs are the responsibility of the charterer in a bareboat charter-in arrangement.
IFRS 16 - Leases amended the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet as right-of-use assets and corresponding lease liabilities, unless the term of the lease is 12 months or less. As of December 31, 2022, we had 21 bareboat chartered-in vessels which are being accounted for under IFRS 16, Leases as right of use assets and related lease liabilities. Under IFRS 16, there is no charterhire expense for these vessels as the right of use assets are depreciated on a straight-line basis (through depreciation expense) over the lease term, and the lease liability is amortized over that same period (with a portion of each payment allocated to principal and a portion allocated to interest expense).
Lease Financing During the years ended December 31, 2022, 2021, and 2020, we entered into sale and leaseback transactions in which certain of our vessels were sold to a third party and then leased back to us under bareboat chartered-in arrangements. In these transactions, the criteria necessary to recognize a sale of these vessels were not met under IFRS 15. Accordingly, these transactions have been accounted for as financing arrangements, with the liability under each arrangement recorded at amortized cost using the effective interest method and the corresponding vessels recorded at cost, less accumulated depreciation, on our consolidated balance sheet. All of these arrangements are further described in Note 12.
Equity instruments
Equity instruments
An equity instrument is any contract that evidences a residual interest in our assets after deducting all of its liabilities. Equity instruments issued by us are recorded at the proceeds received, net of direct issue costs.
We had 61,262,838 and 58,369,516 registered shares authorized, issued and outstanding with a par value of $0.01 per share at December 31, 2022 and December 31, 2021, respectively. These shares provide the holders with the same rights to dividends and voting rights.

Provisions
Provisions
Provisions are recognized when we have a present obligation as a result of a past event, and it is probable that we will be required to settle that obligation. Provisions are measured at our best estimate of the expenditure required to settle the obligation at the balance sheet date and are discounted to present value where the effect is material.

Dividends	Dividends A provision for dividends payable is recognized when the dividend has been declared in accordance with the terms of the shareholder agreement.
Share based payments	Share based payments
The restricted stock awards granted under our 2013 Equity Incentive Plan as described in Note 14 contain only service conditions and are classified as equity settled. Accordingly, the fair value of our restricted stock awards was calculated by multiplying the average of the high and low share price on the grant date and the number of restricted stock shares granted that are expected to vest.  In accordance with IFRS 2 - Share based payment, the share price at the grant date serves as a proxy for the fair value of services to be provided by the individual under the plan.
Compensation expense related to the awards is recognized ratably over the vesting period, based on our estimate of the number of awards that will eventually vest. The vesting period is the period during which an individual is required to provide service in exchange for an award and is updated at each balance sheet date to reflect any revisions in estimates of the number of awards expected to vest as a result of the effect of service vesting conditions. The impact of the revision of the original estimate, if any, is recognized in the consolidated statement of income or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.

Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty
In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The significant judgments and estimates are as follows:
Revenue recognition
Our revenue is primarily generated from time charters, spot voyages, or pools (see Note 16 for the components of our revenue generated during the years ended December 31, 2022, 2021 and 2020). Revenue recognition for time charters and pools is generally not as complex or as subjective as voyage charters (spot voyages). Time charters are for a specific period of time at a specific rate per day. For long-term time charters, revenue is recognized on a straight-line basis over the term of the charter. Pool revenues are determined by the pool managers from the total revenues and expenses of the pool and allocated to pool participants using a mechanism set out in the time charter agreement between the vessel owner and the pool.
We generated revenue from spot voyages during the years ended December 31, 2022 and December 31, 2021. We recognize spot market revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge. Under IFRS 15, voyage costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter commencing on the date that the cargo is loaded and concluding on the date of discharge. Voyage costs are only deferred if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter and (iii) are expected to be recovered.
Vessel impairment
We evaluate the carrying amounts of our vessels, vessels under construction and right of use assets for vessels to determine whether there is any indication that those vessels have suffered an impairment loss. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss (if any).
Recoverable amount is the higher of fair value less costs to sell (determined by taking into consideration vessel valuations from independent ship brokers for each vessel) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of cash flows related to vessels is complex and requires us to make various estimates including future freight rates, earnings from the vessels and discount rates. All of these items have been historically volatile. As part of our process of assessing fair value less selling costs of the vessel, we obtain vessel valuations for our operating vessels from independent ship brokers on an annual basis or when there is an indication that an asset or assets may be impaired. We generally do not obtain vessel valuations for vessels under construction. If an indication of impairment is identified, the need for recognizing an impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less selling costs and the value in use. Likewise, if there is an indication that an impairment loss recognized in prior periods no longer exists or may have decreased, the need for recognizing an impairment reversal is assessed by comparing the carrying amount of the vessels to the latest estimate of recoverable amount.
The results of our impairment testing for the years ended December 31, 2022 and 2021 are described in Note 7.
Vessel lives and residual value
The carrying value of each of our vessels represents its original cost at the time it was delivered or purchased less depreciation and impairment. We depreciate our vessels to their residual value on a straight-line basis over their estimated useful lives of 25 years. The estimated useful life of 25 years is management’s best estimate and is also consistent with industry practice for similar vessels. The residual value is estimated as the lightweight tonnage of each vessel multiplied by a forecast scrap value per ton. The scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average at the balance sheet date, which we update annually.
An increase in the estimated useful life of a vessel or in its scrap value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or scrap value would have the effect of increasing the annual depreciation charge.
When regulations place significant limitations over the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted to end at the date such regulations become effective. No such regulations have been identified that would have impacted the estimated useful life of our vessels. The estimated salvage value of the vessels may not represent the fair value at any one time since market prices of scrap values tend to fluctuate.
Deferred drydock cost
We recognize drydock costs as a separate component of each vessel’s carrying amount and amortize the drydock cost on a straight-line basis over the estimated period until the next drydock. We use judgment when estimating the period between when drydocks are performed, which can result in adjustments to the estimated amortization of the drydock expense. If the vessel is disposed of before the next drydock, the remaining balance of the deferred drydock is written-off and forms part of the gain or loss recognized upon disposal of vessels in the period when contracted. We expect that our vessels will be required to be drydocked approximately every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are operating. Costs capitalized as part of the drydock include actual costs incurred at the drydock yard and parts and supplies used in making such repairs.

Adoption of new and amended IFRS and IFRIC interpretations from January 1, 2022
Adoption of new and amended IFRS and IFRIC interpretations from January 1, 2022
Standards and Interpretations adopted during the year ended December 31, 2022.
•Amendments to IFRS 3 - Reference to the Conceptual Framework
•Amendments to IAS 16 - Property, Plant and Equipment - Proceeds before Intended Use
•Amendments to IAS 37 - Onerous Contracts - Cost of Fulfilling a Contract
•Annual Improvements to IFRS Standards 2018-2020
The adoption of these standards did not have a significant impact on these consolidated financial statements.
Standards and Interpretations adopted during the year ended December 31, 2021.
•Amendments to IFRS 9 – Financial Instruments (IBOR reform) - Phase 2.
The adoption of this standard did not have a significant impact on these consolidated financial statements. See Note 22 for further discussion on the impact of IBOR reform on our borrowings.
Standards and Interpretations yet not adopted
Additionally, at the date of authorization of these consolidated financial statements, the following Standards which have not been applied in these consolidated financial statements were issued but not yet effective. We do not expect that the adoption of these standards in future periods will have a significant impact on our financial statements.
•Amendment to IAS 1 - Non-current Liabilities with Covenants - Regarding liabilities with a right to defer settlement that is subject to future covenants, this amendment clarifies that only covenants with which an entity must comply on or before the reporting date will affect a liability’s classification as current or non-current. Additional disclosures are required for non-current liabilities arising from loan arrangements that are subject to covenants to be complied with within twelve months after the reporting period. The effective date is for annual periods beginning on or after January 1, 2024, with earlier application permitted.
•Amendments to IAS 1 - Disclosure of Accounting Policies - To require entities to disclose material accounting policies, instead of significant accounting policies. The amendments clarify, among other things, that accounting policy information may be material because of its nature, even if the related amounts are immaterial. The effective date is for annual periods beginning on or after January 1, 2023.
•Amendment to IAS 12 - Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction - These amendments require companies to recognize deferred tax on transactions that, on initial recognition give rise to equal amounts of taxable and deductible temporary differences. The effective date is for annual periods beginning on or after January 1, 2023.
•Amendment to IAS 8 - Changes in Accounting Estimates - The definition of a change in accounting estimates is replaced with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”. The Board clarified that a change in accounting estimate that results from new information or new developments is not the correction of an error. In addition, the effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors. A change in an accounting estimate may affect only the current period’s profit or loss, or the profit or loss of both the current period and future periods. The effect of the change relating to the current period is recognized as income or expense in the current period. The effect, if any, on future periods is recognized as income or expense in those future periods. The effective date is for annual periods beginning on or after January 1, 2023.
•Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback - The amendment requires, in a sale and leaseback transaction, the seller-lessee to measure the lease liability without recognizing any gain or loss that relates to the right of use it retains. The effective date is for annual periods beginning on or after January 1, 2024, with earlier application permitted.